Share equity incentive plans	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Share equity incentive plans	Share equity incentive plans
In 2010, the Company's Board of Directors approved a Share Option Plan (“the 2010 Plan“), pursuant to which incentive and nonqualified stock options were able to be granted to employees, officers, directors, consultants and other service providers of the Company. In 2012, the Company's Board of Directors approved an Equity Incentive Plan (“the 2012 Plan“), pursuant to which, as amended, incentive and nonqualified share options and restricted share units (“RSUs”) may be granted to employees, officers, directors, consultants and other service providers of the Company or its subsidiaries. The Company reserved an aggregate amount of 17,339,974 shares for issuance under the 2010 Plan and the 2012 Plan, as amended.
In April 2021, the Company’s board of directors approved the 2021 Share Incentive Plan (the “2021 Plan”) which became effective, following shareholders approval, in connection with the Company’s IPO. The Company reserved an aggregate amount of 1,300,000 shares for issuance under the 2021 Plan. The 2021 Plan provides for an annual increase on the first day of each year beginning in 2022 and on January 1st of each calendar year thereafter during the term of the 2021 Plan equal to the lesser of: (i) 5% of the total number of ordinary shares outstanding as of the end of the last day of the immediately preceding calendar year, and (ii) such smaller amount of shares as is determined by the board of directors, if so determined prior to the January 1st of the calendar year in which the increase will occur.
In addition, any ordinary shares (i) underlying an award granted under the 2021 Plan or the 2012 Plan that has expired, or was canceled, terminated, forfeited, or settled in cash in lieu of issuance of ordinary shares, without having been exercised; (ii) which were part of the pool reserved for awards under the 2012 Plan but not granted as of the effective date of the 2021 Plan, or (iii) if permitted by the board of directors, tendered to pay the exercise price or withholding obligation with respect to an award under the 2021 Plan or 2012 Plan, shall automatically be available for grant of awards under the 2021 Plan.
The 2010 Plan, 2012 Plan and 2021 Plan are administered by the Company’s board of directors (the “Plan Administrator”). The Plan Administrator determines the exercise price and vesting schedules for share options and RSUs (including PRSUs) granted under the plans on the date of grant. Share options and RSU grants generally vest over a four-year period and generally have contractual terms of ten years.
The following table summarizes share option activity for the years ended December 31, 2021 and 2022:

	December 31,
	2021			2022

	Number of Options	Weighted-Average Exercise Price	Weighted- Average remaining Contractual Term (in years)	Number of Options	Weighted-Average Exercise Price	Weighted- Average remaining Contractual Term (in years)

Outstanding at the beginning of the year	9,874,165	$1.99	6.83	9,981,394	$2.37	6.65
Granted	1,708,500	3.71	—	—	—	—
Exercised	(1,301,233)	0.94	—	(911,307)	2.23	—
Forfeited	(300,038)	3.71	—	(707,157)	3.56	—
Outstanding at the end of the year	9,981,394	$2.37	6.65	8,362,930	$2.28	5.25
Exercisable at the end of the year	6,150,329	$1.99	5.54	7,001,928	$2.18	4.75

The weighted-average grant-date fair value of share options granted was $10.34 per share for the year ended December 31, 2021. No share options were granted during the year ended December 31, 2022.
The fair value of the share options granted in the year ended December 31, 2021 was estimated on the grant date based on the following assumptions:

Volatility	60%
Expected term in years	6.25
Risk-free interest rate	0.55% - 0.92%
Estimated fair value of underlying ordinary shares	12.92 - 24.08
Dividend yield	0%

Expected volatility – The Company performed an analysis of its peer companies with similar expected lives to develop an expected volatility assumption.
Expected term – The expected term represents the period that options are expected to be outstanding. For option grants that are considered to be “plain vanilla,” the Company determined the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.
Risk-free interest rate – Based upon market quoted market yields for the United States Treasury debt securities.
Expected dividend yield – Since the Company has never paid and has no intention to pay cash dividends on ordinary shares in the near term, the expected dividend yield is zero.
Fair value of common shares – Prior to the Company’s IPO, as the Company’s Ordinary Shares were not publicly traded, the fair value was determined by the Company’s board of directors, with input from management and valuation reports prepared by third-party valuation specialists.
The share-based compensation expenses are classified in the consolidated statements of comprehensive income (loss) according to the activities that the employees owning the awards perform. The Company does not recognize any expense for awards that do not ultimately vest, except for awards where vesting is conditioned upon a market condition.
The following table summarizes information about share options outstanding under the 2012 Plan and 2021 Plan as of December 31, 2021 and 2022:

	Options Outstanding		Options Exercisable
	Number Outstanding at December 31, 2021	Weighted Average Remaining Contractual Life (Years)	Number Exercisable at December 31, 2021	Weighted Average Remaining Contractual Life (Years)
$0.0003	89,000	1.58	89,000	1.58
$0.01	355,700	8.85	155,618	8.85
$0.40	1,149,241	2.05	1,149,241	2.05
$0.60	65,286	3.45	65,286	3.45
$1.43	401,500	8.71	125,468	8.71
$1.90	594,320	3.73	594,320	3.73
$2.17	1,396,871	6.15	1,235,090	6.12
$2.25	117,224	3.24	117,224	3.24
$2.388	489,700	8.69	129,400	8.19
$2.71	2,655,489	6.85	1,936,746	6.76
$3.04	1,401,700	9.08	131,250	9.08
$3.44	248,501	7.36	140,191	6.98
$3.57	748,562	8.60	261,308	8.54
$5.97	79,500	8.91	20,187	8.91
$7.60	184,800	9.08	—	0
$24.08	4,000	9.61	—	0

Total	9,981,394	6.65	6,150,329	5.54

Aggregate intrinsic value	$155,136		$97,907

	Options Outstanding		Options Exercisable
	Number Outstanding at December 31, 2022	Weighted Average Remaining Contractual Life (Years)	Number Exercisable at December 31, 2022	Weighted Average Remaining Contractual Life (Years)

$0.0003	89,000	0.58	89,000	0.58
$0.01	355,700	7.85	244,543	7.85
$0.40	1,078,500	1.12	1,078,500	1.12
$0.60	31,046	1.86	31,046	1.86
$1.43	381,000	7.62	211,468	7.55
$1.90	565,320	2.81	565,320	2.81
$2.17	975,288	5.03	975,288	5.03
$2.25	57,394	3.53	57,394	3.53
$2.388	387,750	7.77	195,900	7.68
$2.71	2,331,732	5.68	2,259,187	5.67
$3.04	1,282,648	7.94	647,691	7.81
$3.44	204,394	6.80	162,650	6.78
$3.57	432,000	1.93	394,841	1.43
$5.97	50,000	7.93	25,312	7.93
$7.60	141,158	7.85	63,788	7.56

Total	8,362,930	5.25	7,001,928	4.75

Aggregate intrinsic value	$34,860		$29,858
Intrinsic value represents the potential amount receivable by the option holders had all option holders exercised their options as of such date.
The intrinsic value of the exercised options was $6,440, $23,122 and $8,212 for the years ended December 31, 2020, 2021 and 2022, respectively. The grant-date fair value of vested options was $6,266 and $9,593 for the years ended December 31, 2021 and 2022, respectively.
The total unrecognized compensation cost as of December 31, 2022 was $9,591, which will be recognized over a weighted-average period of 1.73 years.
The following table summarizes RSU (including PRSU) activity for the years ended December 31, 2021 and 2022:

	December 31, 2021	The weighted average fair value at grant date	December 31, 2022	The weighted average fair value at grant date

Outstanding at the beginning of the year	132,500	$7.60	967,797	$18.97
Granted	880,022	20.41	2,678,036	10.66
Vested	(10,354)	11.15	(319,516)	17.91
Forfeited	(34,371)	14.46	(459,337)	15.06
Outstanding at the end of the year	967,797	18.97	2,866,980	12.06
Unvested RSUs	967,797	18.97	2,866,980	12.06
As of December 31, 2022, the Company had $26,011 of unrecognized compensation expense related to non-vested RSUs, expected to be recognized over a weighted average period of 3.11 years.
Employee Share Purchase Plan
In April 2021, the Company’s Board of Directors approved the 2021 Employee Share Purchase Plan (the “ESPP”) which became effective, following shareholder approval, in connection with the Company’s IPO. The Company reserved an aggregate amount of 2,000,000 shares under the ESPP Plan. The number of ordinary shares that are available for sale under the ESPP also includes an annual increase on the first day of each fiscal year beginning with the 2022 fiscal year, equal to the lesser of: (a) 1% of the ordinary shares outstanding on the last day of the immediately preceding calendar year, as determined on a fully diluted basis, (b) such smaller number of ordinary shares as may be determined by the board of directors and (c) 3,000,000 ordinary shares. The ESPP is administered by the Company’s board of directors.
Generally, all of the Company’s employees are eligible to participate if they are customarily employed by the Company, or any participating subsidiary or affiliate, for at least 20 hours per week and more than five months in any calendar year. However, an employee may not be granted rights to purchase ordinary shares under the Company’s ESPP if such employee:
•Immediately after the grant would own capital shares and/or hold outstanding options to purchase such shares possessing 5% or more of the total combined voting power or value of all classes of capital shares of the Company or of any parent or subsidiary of the Company; or
•Holds rights to purchase ordinary shares under all employee share purchase plans of the Company or any parent or subsidiary of the Company that accrue at a rate that exceeds $25,000 worth of the Company’s ordinary shares each calendar year in which such rights are outstanding at any time.
The Company issued 357,508 ordinary shares under the ESPP during the year ended December 31, 2022. The Company did not issue any ordinary shares under the ESPP during the year ended December 31, 2021. As of December 31, 2022, 2,390,946 ordinary shares remain available for grant under the ESPP.
The Company recognized $108 and $1,243 of stock-based compensation expense related to the ESPP during the years ended December 31, 2021 and 2022, respectively. Total unrecognized compensation cost related to the ESPP was approximately $275 as of December 31, 2022, and will be recognized as compensation expense over a weighted average period of 0.4 years.
The following table summarizes the share-based compensation recorded in each line item in the accompanying consolidated statements of comprehensive income (loss):

	Year Ended December 31,
	2020	2021	2022

Cost of revenue	$40	$211	$599
Research and development	1,107	4,058	5,287
Sales and marketing	821	3,450	5,995
General and administrative	2,832	3,452	5,106
Total	$4,800	$11,171	$16,987